Property, Plant and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation of property, plant and equipment for continuing operations	$ 594,400,000	$ 677,300,000	$ 568,500,000
$70 million senior secured revolving credit facility
Property, Plant and Equipment [Line Items]
Revolving credit facility, maximum borrowing capacity	70,000,000	$ 70,000,000
Ghana
Property, Plant and Equipment [Line Items]
Fleet assets pledged	176,600,000
Ghana | $70 million senior secured revolving credit facility
Property, Plant and Equipment [Line Items]
Revolving credit facility, maximum borrowing capacity	$ 70,000,000